RISK MANAGEMENT - Credit risk model - loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (303,076,129)	$ (259,515,428)
Market risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(35,044,878)	(27,376,239)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,419,302	8,557,039
Accumulated impairment | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	67,393	49,962	$ 59,428
Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,938,933	1,946,817
Accumulated impairment | 12-month ECL | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	57,226	45,509	40,715
Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,061,469	1,174,683
Accumulated impairment | Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,679	2,945	14,358
Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,214,998	5,262,232
Accumulated impairment | Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,488	1,508	4,355
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,905,171	8,185,797
Loan portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,760,076	1,853,138
Loan portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,039,056	1,158,732
Loan portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,106,039	5,173,927
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(29,034,830)	(21,862,835)
Commercial loans | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,516,373)	(1,659,725)
Commercial loans | Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(26,518,457)	(20,203,110)
Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,280,406	4,188,388
Commercial lending portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	656,830	692,037
Commercial lending portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	805,097	213,103
Commercial lending portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,818,479	3,283,248
Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	851	986
Interbank and overnight funds | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	792	81
Interbank and overnight funds | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	59	905
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,938,971	3,555,040
Loans to consumers | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,013,071	1,077,840
Loans to consumers | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,948,030	853,414
Loans to consumers | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,977,870	1,623,786
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	560,904	351,558
Mortgages | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	72,294	58,386
Mortgages | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	225,889	80,296
Mortgages | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	262,721	212,876
Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124,039	89,825
Microcredit | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	17,089	24,794
Microcredit | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	60,040	11,919
Microcredit | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	46,910	53,112
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(14,996,337)	(11,702,301)
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	343,057	286,463
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	139,155	113,156
Other accounts receivable, general approach | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18,136	13,353
Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,548	13,006
Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107,471	86,797
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	203,902	173,307
Other accounts receivable, simplified approach | Accumulated impairment | Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	203,902	173,307
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(258,433,837)	(224,581,946)
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,255,423	8,472,997
Financial assets at amortised cost, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,785,400	1,867,228
Financial assets at amortised cost, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,052,611	1,171,738
Financial assets at amortised cost, category [member] | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,213,510	5,260,724
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,905,171	8,185,797
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,760,076	1,853,138
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,039,056	1,158,732
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,106,039	5,173,927
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,280,406	4,188,388
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	656,830	692,037
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	805,097	213,103
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,818,479	3,283,248
Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	851	986
Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	792	81
Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	59	905
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,938,971	3,555,040
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,013,071	1,077,840
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,948,030	853,414
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,977,870	1,623,786
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	560,904	351,558
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	72,294	58,386
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	225,889	80,296
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	262,721	212,876
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124,039	89,825
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	17,089	24,794
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	60,040	11,919
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	46,910	53,112
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	343,057	286,463
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18,136	13,353
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,548	13,006
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107,471	86,797
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	203,902	173,307
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28,966,356)	(21,608,992)
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	96,486	34,080
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	96,307	34,080
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	179
Debt securities | Market risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(33,754,734)	(26,292,207)
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,195	737	71
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,188	737	71
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	96,486	34,080	99,017
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	96,307	$ 34,080	20,757
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 179		31,980
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets			$ 46,280